Costs - Detailed Information of Inventory Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of details of inventory costs [abstract]
Inventories at the beginning of the fiscal year		$ 1,546	[1]	$ 1,683	[1]	$ 1,738
Purchases		4,748		4,531		5,106
Production costs	[2]	8,506		9,252		8,703
Translation effect		(19)		(10)		(29)
Inventories write-down	[3]	(1)		(21)
Adjustment for inflation	[4]	7		28		18
Increases Of Inventories From Business Combinations		8
Reclassifications				(7)
Inventories at the end of the fiscal year	[1]	(1,447)		(1,546)		(1,683)
Total		$ 13,348		$ 13,910		$ 13,853

[1]	As of December 31, 2025, 2024 and 2023, the carrying amount of inventories does not exceed their net realizable value.
[2]	See Note 27.
[3]	See Note 12.
[4]	Corresponds to the adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.